Supplemental Cash Flow Information (Details) - Schedule of net change in operating assets and liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Net Change In Operating Assets And Liabilities Abstract
Trade and other receivables	$ 2,298	$ (55,426)	$ (4,173)
Financial assets	4,946	3,206	161
Other assets	(6,395)	(21,017)	(7,286)
Trade and other payables	(7,068)	14,071	1,860
Financial liabilities	(2,028)	4,210	(651)
Other liabilities	1,503	(3,669)	25,107
Operating assets and liabilities	$ (6,744)	$ (58,625)	$ 15,018